PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 4:-PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2020	2021

Prepaid expenses	$7,346	$15,566
Hedging transaction assets	1,654	2,069
Government authorities	1,720	3,365
Deferred commissions	3,079	801
Other current assets	1,513	424

	$15,312	$22,225